Post balance sheet events (Details) € in Millions, $ in Millions		12 Months Ended
	Mar. 02, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	[1]
Post balance sheet events
Debt repayments | $		$ 700	$ 464
Notes redemption | €500m bond due May 2026
Post balance sheet events
Debt repayments | €	€ 500
Interest rate	0.875%

[1]	Refer to foreign currency translation in material accounting policies section